CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 123	$ 905
Accounts Receivable, net	3,601	15,143
Other current assets	562	340
Due from MSAs		5,006
Assets held for sale	2,437	1,867
Total current assets	6,723	23,261
Equity method investments	175	310
Fixed assets		6
Operating lease right of use asset, net	616	672
Total assets	7,514	24,249
Current liabilities
Accounts payable and accrued liabilities	7,411	2,919
Current portion of debt	13,679	965
Current portion of lease liability	621	550
Current portion of acquisition liability	454	306
Other current liabilities	53	231
Total current liabilities	22,218	4,971
Lease liability, net of current portion	505	964
Debt, net of current portion		11,874
Acquisition liability, net of current portion	126	179
Deferred income taxes, net		796
Total liabilities	22,849	18,784
Commitments and contingencies (Note 15)
SHAREHOLDERS' EQUITY (DEFICIT)
Common stock: $0.001 par value; 9,000,000 shares authorized; 6,720,460 and 1,051,098 shares issued and outstanding, as of December 31, 2023 and 2022, respectively	7	1
Additional paid-in capital	55,292	50,020
Accumulated deficit	(70,634)	(44,556)
Total shareholders' (deficit) equity	(15,335)	5,465
Total liabilities and shareholders' (deficit) equity	$ 7,514	$ 24,249